FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 29, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC. (the “Registrant”)
Federated Hermes Sustainable High Yield Bond Fund, Inc. Class A Shares Class C Shares Institutional Shares Class R6 Shares (the “Fund”)

1933 Act File No. 002-60103
1940 Act File No. 811-02782

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 89 on May 26, 2026.

If you have any questions on the enclosed material, please contact Julie.Meyers@FederatedHermes.com or (724) 720-8834.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary